Note 15 - Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2018
Financial Assets at Fair Value Through Other Comprehensive Income Abstract
Disclosure of Financial Assets at Fair Value Through Other Comprehensive Income

15. Financial assets at fair value through other comprehensive income

15.1 Debt securities

	December 31, 2018	December 31, 2017	January 1, 2017
Government securities	9,815,621	8,239,068	5,750,969
BCRA Bills	-	15,590,426	10,915,862
BCRA Bills - Pledged as collateral	1,061,766	1,141,301	270,730
BCRA Liquidity Bills	13,815,040	-	-
Private securities - Corporate bonds	113,148	237,104	276,801
Goverment securities - Pledged as collateral	16,035	-	1,962
Allowance for losses	(271,574)	(5,664)	(1,504)
TOTAL	24,550,036	25,202,235	17,214,820

15.2 Equity instruments

	December 31, 2018	December 31, 2017	January 1, 2017
Banco Latinoaméricano de Exportaciones S.A.	13,226	15,078	17,386
Others	700	3,166	770
TOTAL	13,926	18,244	18,156